Share-based Payments - Schedule of Changes in Outstanding Options (Detail)	12 Months Ended
Dec. 31, 2017
2012 Employee stock option plan (ESOP) [member]
Disclosure of number and weighted average exercise prices of stock options [line Items]
Ending Balance	4,128,521
2015 Restricted stock unit Plan (RSU) [member]
Disclosure of number and weighted average exercise prices of stock options [line Items]
Ending Balance	1,095,708
Share Option [Member] | 2012 Employee stock option plan (ESOP) [member]
Disclosure of number and weighted average exercise prices of stock options [line Items]
Beginning Balance	1,929,089
Granted	27,743
Forfeited	(282,000)
Exercised	(146,692)
Ending Balance	1,528,140
Share Option [Member] | 2015 Restricted stock unit Plan (RSU) [member]
Disclosure of number and weighted average exercise prices of stock options [line Items]
Beginning Balance	414,035
Granted	512,108
Forfeited	(66,732)
Exercised	(314,033)
Ending Balance	545,378
Share Option [Member] | Employee stock options [member]
Disclosure of number and weighted average exercise prices of stock options [line Items]
Beginning Balance	2,343,124
Granted	539,851
Forfeited	(348,732)
Exercised	(460,725)
Ending Balance	2,073,518